OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS
NOTE 6	-	OTHER NON-CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2018	2017

Deferred installation expenses (*)	2,904	552
Deposits	318	387
	3,222	939

(*)	See Note 1W.